Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Detailed Information About Components Of Tax Expense Income

	2021	2020
Income before income taxes	$535,035	$43,099
Combined Canadian federal and provincial income tax rate	27%	27%
Expected income tax expense	144,459	11,637
Non-taxable income and non-deductible expenses	(52,405)	24,003
Impact of tax rate differences between jurisdictions	(31,941)	—
Tax effect of temporary differences for which no tax benefit has been recognized	(39,843)	6,424
Change in fair value of derivative liabilities	(11,312)	8,063
Impact of US percentage depletion	(10,114)	(10,325)
Impact of Mexican inflation	(3,024)	(2,311)
Foreign exchange and other	(15,674)	(16,680)
Total income tax (recovery) expense	$(19,854)	$20,811

Comprising:
Current tax expense	$25,163	$35,050
Deferred tax recovery	(45,017)	(14,239)
	$(19,854)	$20,811

Disclosure Of Detailed Information About Net Deferred Tax Assets And Liabilities
The significant components of the Company's recognized deferred tax assets and deferred tax liabilities at December 31, 2021 and 2020 were as follows:

	2021	2020
Non-capital losses	$62,419	$22,421
Deductible temporary differences relating to:
Mineral properties, plant and equipment	75,259	45,109
Inventory	31,847	2,084
Reclamation and closure cost provision	16,023	15,080
Mining tax	10,717	3,924
Accrued liabilities	10,650	6,051
Investments and loans and borrowings	11,701	—
Suspended interest deduction	4,604	—
Other	7,396	8,248
Total deferred tax assets	$230,616	$102,917
Taxable temporary differences relating to:
Mineral properties, plant and equipment	$(492,463)	$(296,861)
Marketable securities	(30,227)	—
Reclamation and closure cost provision	(12,070)	(5,631)
Derivatives	(7,174)	—
Intercompany loan	(6,898)	(16,757)
Other	(1,490)	(13,528)
Total deferred tax liabilities	(550,322)	(332,777)
Net deferred tax liability	$(319,706)	$(229,860)

Presented as:
Deferred tax assets	$10,576	$—
Deferred tax liabilities	(312,198)	(229,860)
Deferred tax liabilities relating to assets held for sale (note 9)	(18,084)	—
	$(319,706)	$(229,860)

Disclosure of Detailed Information About In Deferred Tax Assets And Liabilities Explanatory
The movements in the Company's net deferred tax liability during the years ended December 31, 2021 and 2020 were as follows:

	2021	2020
Balance – beginning of year	$(229,860)	$(10,712)
Recognized in net income	45,017	14,239
Acquisition of Premier (note 5(a))	(121,931)	—
Acquisition of Leagold (note 5(e))	—	(230,458)
Recognized in OCI	(12,932)	—
Recognized in equity component of Convertible Notes	—	(2,929)
Balance – end of year	$(319,706)	$(229,860)

Disclosure Of Detailed Information About Deductible Temporary Differences Unused Tax Losses And Unused Tax Credits For Which Deferred Tax Assets Not Recognized
The Company's deductible temporary differences, unused tax losses and unused tax credits at December 31, 2021 and 2020 for which deferred tax assets have not been recognized were as follows:

	2021	2020
Deductible temporary differences relating to:
Mineral properties, plant and equipment	$430,274	$277,097
Investments and loans and borrowings	322,272	12,021
Inventories	—	18,978
Derivatives	8,276	97,647
Reclamation obligation	41,164	54,996
Share issue and finance costs	1,176	21,471
Interest expense	—	19,350
Other	14,970	903
Non-capital losses	449,984	357,080
Capital losses	10,689	26,826
State alternative minimum tax credit	7,434	7,787
	$1,286,239	$894,156

Disclosure Of Detailed Information About Non Capital Loss Applied To Reduce Future Taxable Income	The loss carryforwards expire as follows:

2021
Canada (expire between 2035-2041)	$238,898
United States - California (expire between 2034-2040 or after)	170,214
Mexico (expire between 2024-2030)	142,441
Brazil (no expiry)	117,671
Other (2026 and onwards)	10,938
$680,162